Commitments - Summary of Minimum Future Commitments Under Contractual Agreements (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of commitments [Line Items]
Lease Commitments	$ 1,305
Long-term debt	15,795
Purchase Commitments	2,239
Capital Commitments	110
Other Commitments	430
Total	19,879
Not later than one year [Member]
Disclosure of commitments [Line Items]
Lease Commitments	281
Long-term debt	434
Purchase Commitments	1,268
Capital Commitments	87
Other Commitments	132
Total	2,202
Later than one year and not later than three years [Member]
Disclosure of commitments [Line Items]
Lease Commitments	408
Long-term debt	2,378
Purchase Commitments	757
Capital Commitments	16
Other Commitments	118
Total	3,677
Later than three years and not later than five years [Member]
Disclosure of commitments [Line Items]
Lease Commitments	233
Long-term debt	2,498
Purchase Commitments	72
Capital Commitments	6
Other Commitments	53
Total	2,862
Over 5 years [Member]
Disclosure of commitments [Line Items]
Lease Commitments	383
Long-term debt	10,485
Purchase Commitments	142
Capital Commitments	1
Other Commitments	127
Total	$ 11,138